SCHEDULE OF STOCK OPTIONS GRANTED ASSUMPTION (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Expected term (in years)	10 years		6 years
Risk-free interest rate	4.20%		1.61%
Expected dividend rate			0.00%
Expected volatility	170.70%		75.73%